Business combinations (Details Narrative) - USD ($) $ in Thousands			12 Months Ended
	Apr. 25, 2025	Apr. 24, 2025	Sep. 30, 2025	Jun. 30, 2025
Business Combination [Line Items]
Stock issued during period value acquisitions			$ 3,343
Prepaid expenses				$ 8,600
Reverse Merger [Member]
Business Combination [Line Items]
Stock issued during period value acquisitions		$ 3,300
PreFunded Warrants [Member]
Business Combination [Line Items]
Sale of stock issued		2,756,697
Gross proceeds		$ 8,800
Common Stock [Member]
Business Combination [Line Items]
Stock issued during period value acquisitions			2
Common Stock [Member] | Reverse Merger [Member]
Business Combination [Line Items]
Shares issued		1,599,231
Common Stock [Member] | Private Placement [Member]
Business Combination [Line Items]
Sale of stock issued		1,280,000
Better Choice [Member]
Business Combination [Line Items]
Retained shares		3,281,295
Voting power percentage		9.00%
Business Combination, Consideration Transferred			$ 4,100
Better Choice [Member] | Common Stock [Member]
Business Combination [Line Items]
Shares issued		8,898,069
AcquireCo [Member]
Business Combination [Line Items]
Exchangeable shares		19,701,935
SRx Canada [Member]
Business Combination [Line Items]
Voting power percentage		91.00%
Terra Nova Business Holdings Inc. [Member]
Business Combination [Line Items]
Consulting fees	$ 200